Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating leases with minimum rental commitments [Abstract]
2017	$ 7,134
2018	6,953
2019	6,848
2020	6,601
2021	6,372
2022 and after	35,758
Total	69,666
Outsourced service expense	6,216	$ 5,860	$ 5,350
Third-Party Service Agreement [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Outsource service expense	6,000
Third-Party Service Agreement [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Outsource service expense	$ 7,000